Jun. 01, 2021
Aggressive Growth Portfolio
Aggressive Growth PortfolioJune 1, 2021PORTFOLIO SUMMARYClass A — PAGDX | Class C — PAGHX | Class I — PAGRX
Investment Objective
Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long- term appreciation in the value of its shares.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy, hold and sell shares of the Portfolio. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated — Sales Charge Reductions and Waivers” in the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” in the Portfolio’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7.89% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, natural resources, energy, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole. The Portfolio may invest in shares of companies of any market capitalization, including small-, mid- and large-capitalization companies, and expects to hold stocks of issuers from at least twelve different industry groups. The Portfolio expects to remain fully invested in stock market investments at all times, apart from incidental amounts of cash, cash equivalents or other high quality, short-term investments. Accordingly, the success of the Portfolio’s investment policy does not depend on short-term, market-timing decisions by the Portfolio’s investment adviser.
Principal Investment Risks
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include: • Aggressive growth stocks risk — aggressive growth stock investments are subject to greater market risk of price declines, especially during periods where the prices of U.S. or foreign stock market investments in general are declining. • Market risk — prices of the securities held by the Portfolio will fluctuate, sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Securities may decline in value due to factors affecting individual issuers, securities markets generally or particular industries or sectors within the securities markets. • Impact of the coronavirus pandemic — an outbreak of respiratory disease caused by a novel coronavirus (“COVID-19”) has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. The ongoing impact of COVID-19 has been rapidly evolving, and has resulted in a general decline in global economic activity, as well as a negative effect on the investment performance of individual countries, asset classes, industries and sectors in significant and unforeseen ways. While in the process of gradually reversing, these circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in very low interest rates and a rapid and significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption caused by COVID-19, may not be known for some time. There may also be a risk of rising inflation and interest rates during this period. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time. • Capitalization risk — to the extent the Portfolio emphasizes stocks of small-, mid- or large-companies, it takes on the associated risks. Investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust or during market or sector downturns. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to market changes and opportunities. • Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price. • Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks. • Security selection risk — securities selected for the Portfolio may perform differently than expected. • Warrant risk — warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.
Performance
The bar chart below and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in the performance of the Portfolio’s Class I shares over the last ten calendar years and by showing how the average annual total returns of the Portfolio’s Class I, Class A and Class C shares for various periods compare with two broad-based market indexes. The indexes, which are described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus, have characteristics relevant to the Portfolio’s investment strategies. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future. More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531‑5142. The bar chart below shows the returns for the Portfolio’s Class I shares. The returns for the Portfolio’s Class A and Class C shares would have been lower than Class I shares’ returns shown in the bar chart because the expenses of those share classes are higher. The table on the following page shows the Portfolio’s average annual total returns for its Class I, Class A and Class C shares.
Aggressive Growth Portfolio Annual Total Returns Years Ended December 31
The year-to-date return through the calendar quarter ended March 31, 2021 was 10.66%. Highest/lowest quarterly return during the period shown: Highest QuarterLowest Quarter2nd Quarter 202037.02%1st Quarter 2020-24.81%
Average Annual Total Returns (for the periods ended December 31, 2020)
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after‑tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after‑tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).